Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
0.50% convertible bonds due 2013 [Member]
Earnings Per Share Basic And Diluted [Line Items]
Common shares outstanding for convertible debt	5,624
Stock Options [Member]
Earnings Per Share Basic And Diluted [Line Items]
Portion of anti-dilutive shares in outstanding stock option	16,690,472	26,453,152	35,296,895